Bank Owned Life Insurance - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 Policies	Jun. 30, 2014	Jun. 30, 2013 Policies	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Bank owned life insurance cash surrender value, Amount	$ 117,113,000	$ 0	$ 117,113,000	$ 0	$ 75,257,000	$ 116,075,000	$ 0	$ 0
BOLI cash surrender value resulting in other income	1,038,000	0	1,856,000	0	257,000
BOLI annualized pre-tax yield	3.57%		3.55%		3.60%
Total death benefit of the BOLI policies	379,700,000		379,700,000		251,200,000
The Bank did not hold BOLI policies		0		0
Payment to acquire bank-owned life insurance	$ 0	$ 0	$ 40,000,000	$ 0	$ 75,000,000